CHANGES IN EQUITY (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands				1 Months Ended							12 Months Ended
	Dec. 05, 2022	Dec. 07, 2021	Dec. 09, 2020	Dec. 29, 2022	Dec. 31, 2021	Dec. 30, 2021	Nov. 30, 2021	Mar. 31, 2021	Dec. 21, 2020	Nov. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Adjustments for share-based payments											R$ 313,900	R$ 387,600	R$ 208,700
Investment reserve limit percentage of net income												60.00%
Statutory reserve limit percentage of net income												5.00%
Statutory reserve limit of capital stock												20.00%
Statutory reserve supplementation cutoff percentage related to capital stock												30.00%
Amount per share, dividends (in BRL per share)	R$ 0.7623	R$ 0.1334	R$ 0.4137	R$ 0.7623		R$ 0.1334			R$ 0.0767				R$ 0.0767
Interest on shareholders equity distribution					R$ 0.6480		R$ 0.3996			R$ 0.3517
Interest on shareholders equity dividends amount per share1		R$ 0.4702
Actuarial loss								R$ 56,940
Country of domicile [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Minimum mandatory dividend											40.00%